Share-based payments - Summary of outstanding shares granted plan (Detail) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Stock Option Plan 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance	[1]	0	1,482,753
Granted	[1]	0	0
Forfeited	[1]	0	0
Vested	[1]	0	(1,482,753)
Outstanding, ending balance	[1]	0	0
Restricted Share Units 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance		616,158	688,779
Granted		0	0
Forfeited		(30,649)	(4,310)
Vested		(76,185)	(68,311)
Outstanding, ending balance		509,324	616,158
Stock Option Plan 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance		1,099,472	1,116,884
Granted		0
Forfeited		(10,619)	(17,412)
Vested		0	0
Outstanding, ending balance		1,088,853	1,099,472
Stock Option Plan 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance	[2]	1,260,892	0
Granted	[2]	110,382	1,273,492
Forfeited	[2]	0	(12,600)
Vested	[2]	(46,176)	0
Outstanding, ending balance	[2]	1,325,098	1,260,892
Stock Option Plan 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance		0	0
Granted		2,394,873	0
Forfeited		0	0
Vested		0	0
Outstanding, ending balance		2,394,873	0
Share options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning balance		2,976,522	3,288,416
Granted		2,505,255	1,273,492
Forfeited		(41,268)	(34,322)
Vested		(122,361)	(1,551,064)
Outstanding, ending balance		5,318,148	2,976,522

[1]	All the stock options were vested on February 1st, 2024, and the participants had a period of 12 months to exercise their vested options from February 1, 2024. On February 1, 2025, no options were exercised by any participant.
[2]	The shares vested during the period ending on December 31, 2025, have not been exercised yet by the participants.